Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

	December 31,
(In millions)	2023	2022	2021
Type of Good or Service
Recurring (1)	$845.6	$751.1	$662.0
Non-recurring (1)	818.8	839.2	738.8

Total	$1,664.4	$1,590.3	$1,400.8
Geographical Region (2)
North America	$1,014.4	$958.1	$777.0
Europe, Middle East and Africa	421.4	395.0	364.0
Asia Pacific	143.3	140.6	174.2
Latin America	85.3	96.6	85.6

Total	$1,664.4	$1,590.3	$1,400.8
Timing of Recognition
Point in Time	$848.0	$796.3	$661.2
Over Time	816.4	794.0	739.6

Total	$1,664.4	$1,590.3	$1,400.8

(1)
Recurring revenue includes revenue from aftermarket parts and services, re-build
services on customer owned equipment, operating leases of equipment, and subscription-based software applications.
Non-recurring
revenue includes new equipment and installation and the sale of software licenses.

(2)	Geographical region represents the region in which the end customer resides.

Contract with Customer, Asset and Liability
Contract asset and liability balances for the period were as follows:

	Balances as of
(In millions)	December 31, 2023	December 31, 2022	December 31, 2021
Contract Assets	$74.5	$65.1	$69.0
Contract Liabilities	156.5	161.2	156.5